Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Current Assets:
Cash	$ 533		$ 4,519		$ 193,486
Prepaid expenses and other current assets	38,945		6,750		318,218
Prepaid income taxes	47,026
Cash and marketable securities held in Trust Account	595,439		1,565,078
Total Current Assets	681,943		1,576,347		511,704
Cash and marketable securities held in Trust Account	8,101,849		9,308,328		194,224,782
Total Assets	8,783,792		10,884,675		194,736,486
Current Liabilities:
Accounts payable and accrued expenses	726,980		449,114		448,480
Advance from Profusa	320,717
Excise tax payable	1,880,944		1,864,106
Common stock to be redeemed	595,439	[1]	1,565,078	[1],[2]		[2]
Income tax payable			49,061		462,271
Convertible promissory note			944,118
Total Current Liabilities	5,165,460		4,921,477		935,751
Deferred tax liability			13,661		36,940
Warrant liabilities	652,659		156,639		857,787
Total Liabilities	5,818,119		5,091,777		1,830,478
Commitments and Contingencies (Note 6)
Common stock subject to possible redemption value	8,140,935		9,252,208		193,525,484
Stockholders’ Deficit:
Preferred stock, value
Common Stock, value	519		519		519
Accumulated deficit	(5,175,781)		(3,459,829)		(619,995)
Total Stockholders’ Deficit	(5,175,262)		(3,459,310)		(619,476)
Total Liabilities, Redeemable Common Stock and Stockholders’ Deficit	8,783,792		10,884,675		194,736,486
Related Party
Current Liabilities:
Convertible promissory note – related party	1,591,380		944,118
Due to related party	$ 50,000		$ 50,000		$ 25,000

[1]	In connection with the special meeting of stockholders to vote on extending the Combination Period, on December 21, 2023, 140,663 shares of the Company’s common stock were redeemed at a per share price of $11.13. In January 2024, $1,565,078 was paid from the Trust Account to redeeming stockholders in connection with the extension. As a result, the Company has recorded a liability of $1,565,078 as common stock to be redeemed and reduced common stock subject to possible redemption as of December 31, 2023 on the consolidated balance sheet. In connection with the special meeting of stockholders to vote on extending the Combination Period, on September 30, 2024, 50,556 shares of the Company’s common stock were redeemed at a per share price of $11.84. In October 2024, $595,439 was paid from the Trust Account to redeeming stockholders in connection with the extension. As a result, the Company has recorded a liability of $595,439 as common stock to be redeemed and reduced common stock subject to possible redemption as of September 30, 2024 on the condensed consolidated balance sheet.
[2]	In connection with the a special meeting of stockholders to vote on extending the Combination Period, on December 21, 2023, 140,663 shares of the Company’s common stock were redeemed at a per share price of $11.13. In January 2024, $1,565,078 was paid from the Trust Account to redeeming stockholders in connection with the extension. As a result, the Company has recorded a liability of $1,565,078 as common stock to be redeemed and reduced common stock subject to possible redemption as of December 31, 2023 on the consolidated balance sheet.